SUBSEQUENT EVENT:	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT:
NOTE 27 – SUBSEQUENT EVENT:

a.	In February 2023 the Company’s board of directors approved for the first time grant of RSU to its employees.

b.
On April 23, 2023, the Company and FP entered into the Waiver and Second Amendment to the Credit Agreement (the “Amendment”), which, among other things, (i) provided a waiver of certain defaults or potential defaults, (ii) permitted the Company to make its interest payments for 2023 on a pay-in-kind basis if its cash balance is less than $12.5 million, (iii) temporarily reduced the Company’s minimum cash requirement from $10 million to $8 million and $7 million for the months of April and May 2023, respectively, and thereafter to $10 million, in each case plus an amount sufficient to cover it and its subsidiaries’ accounts payable that are past 60 days due, (iv) increased the interest rate of the loan to Secured Overnight Financing Rate (“SOFR”) + 9.50% (with a 3% SOFR floor) and (v) provided for certain additional reporting obligations by the Company.